Stockholders' Equity (Details) - Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Abstract]
Expected volatility		57.68%	52.35%
Dividend yield		0.00%	0.00%
Risk-free interest rate	3.99%	3.34%	0.99%
Expected term in years		5 years 10 months 6 days	5 years 9 months 3 days